Business Acquisitions - Schedule of Statements of Income Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Utility infrastructure services revenues									$ 1,750,978	$ 1,522,285	$ 1,246,484
Net income attributable to Southwest Gas Holdings, Inc.	$ 91,718	$ 5,353	$ 22,056	$ 94,809	$ 69,304	$ 12,331	$ 21,551	$ 79,091	213,936	182,277	$ 193,841
Linetec
Condensed Income Statements, Captions [Line Items]
Utility infrastructure services revenues									236,099	14,119
Net income attributable to Southwest Gas Holdings, Inc.									$ 10,844	$ 690